ANNUAL REPORT
DECEMBER 31, 1998






                           THE TRAVELERS FUND ABD II
                           FOR VARIABLE ANNUITIES








[TRAVELERS LOGO]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Capital Appreciation Fund, 647,105 shares (cost $34,555,428) ................   $ 47,070,433
    Delaware Group Premium Fund, Inc., 59,915 shares (cost $535,303) ............        545,228
    Dreyfus Variable Investment Fund, 136,424 shares (cost $5,320,870) ..........      5,800,337
    Greenwich Street Series Fund, 3,575,057 shares (cost $48,349,152) ...........     49,691,748
    Money Market Portfolio, 18,023,792 shares (cost $18,023,792) ................     18,023,792
    Morgan Stanley Universal Funds, Inc., 692,896 shares (cost $8,709,604) ......      8,838,080
    Salomon Brothers Variable Series Funds Inc., 886,333 shares (cost $9,056,151)      9,243,069
    The Travelers Series Trust, 12,209,329 shares (cost $160,757,576) ...........    172,398,285
    Travelers Series Fund Inc., 5,526,011 shares (cost $101,512,813) ............    110,752,750
    Van Kampen Life Investment Trust, 5,283,447 shares (cost $12,167,834) .......     12,784,459
    Warburg Pincus Trust, 69,975 shares (cost $576,981) .........................        573,097
                                                                                    ------------

      Total Investments (cost $399,565,504) .......................................                   $435,721,278

  Receivables:
    Dividends ...................................................................                      3,226,559
    Purchase payments and transfers from other Travelers accounts ...............                        725,456
  Other assets ................................................................                          2,017
                                                                                                      ------------

      Total Assets ................................................................                    439,675,310
                                                                                                      ------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ...............                        217,424
    Insurance charges ...........................................................                        117,729
    Administrative fees .........................................................                         14,129
  Accrued liabilities .........................................................                            490
                                                                                                      ------------

      Total Liabilities ...........................................................                        349,772
                                                                                                      ------------

NET ASSETS:                                                                                           $439,325,538
                                                                                                      ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .............................................................                  $ 11,951,643

EXPENSES:
  Insurance charges .....................................................    $ 3,242,010
  Administrative fees ...................................................        389,045
                                                                             -----------

          Total expenses ................................................                     3,631,055
                                                                                           ------------

Net investment income ...................................................                     8,320,588
                                                                                           ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................................     87,756,620
    Cost of investments sold ............................................     84,944,874
                                                                             -----------

      Net realized gain (loss) ..........................................                     2,811,746

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1997 ................................        378,112
    Unrealized gain at December 31, 1998 ................................     36,155,774
                                                                             -----------

      Net change in unrealized gain (loss) for the year .................                    35,777,662
                                                                                           ------------

        Net realized gain (loss) and change in unrealized gain (loss) ...                    38,589,408
                                                                                           ------------

  Net increase in net assets resulting from operations ..................                  $ 46,909,996
                                                                                           ============


                                         See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                          1998             1997
                                                                          ----             ----
OPERATIONS:
  Net investment income ............................................ $   8,320,588    $   2,037,199
  Net realized gain (loss) from investment transactions ............     2,811,746          183,748
  Net change in unrealized gain (loss) on investments ..............    35,777,662          383,788
                                                                     -------------    -------------

    Net increase in net assets resulting from operations ...........    46,909,996        2,604,735
                                                                     -------------    -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 209,176,825 and 73,159,622 units, respectively)..   250,118,712       84,108,261
  Participant transfers from other Travelers accounts
    (applicable to 151,067,338 and 13,871,733 units, respectively)..   180,688,277       15,376,307
  Administrative charges
    (applicable to 31,383 and 1,417 units, respectively) ...........       (38,546)          (1,661)
  Contract surrenders
    (applicable to 16,070,201 and 326,138 units, respectively) .....   (19,665,803)        (373,590)
  Participant transfers to other Travelers accounts
    (applicable to 94,682,840 and 10,447,164 units, respectively)     (107,711,107)     (11,129,316)
  Other payments to participants
    (applicable to 1,424,197 and 73,556 units, respectively) .......    (1,691,394)         (77,886)
                                                                     -------------    -------------

  Net increase in net assets resulting from unit transactions ......   301,700,139       87,902,115
                                                                     -------------    -------------

    Net increase in net assets .....................................   348,610,135       90,506,850

NET ASSETS:
  Beginning of year ................................................    90,715,403          208,553
                                                                     -------------    -------------

  End of year ...................................................... $ 439,325,538    $  90,715,403
                                                                     =============    =============



                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by Travelers Life. Fund ABD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

   Participant purchase payments applied to Fund ABD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund ABD II were: Capital Appreciation Fund; Money Market Portfolio, (formerly Cash Income Trust); Alliance Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio (formerly Mid Cap Disciplined Equity Fund), MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Disciplined Small Cap Stock Portfolio and Convertible Bond Portfolio of The Travelers Series Trust; Diversified Strategic Income Portfolio, Total Return Portfolio and Appreciation Portfolio of Greenwich Street Series Fund; REIT Series of Delaware Group Premium Fund, Inc.; Capital Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Emerging Markets Portfolio of Warburg Pincus Trust; Mid Cap Value Portfolio, Value Portfolio, Emerging Markets Equity Portfolio and Global Equity Portfolio of Morgan Stanley Universal Funds, Inc.; Real Estate Securities Portfolio, Enterprise Portfolio, Government Portfolio, Growth and Income Portfolio, Emerging Growth Portfolio, Domestic Income Portfolio and Money Market Portfolio of Van Kampen Life Investment Trust (formerly Van Kampen American Capital Life Investment Trust); Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds Inc. All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc., Delaware Group Premium Fund, Inc., Salomon Brothers Variable Series Funds, Inc., and Morgan Stanley Universal Funds, Inc. which are incorporated under Maryland law and Van Kampen Life Investment Trust which is a Delaware business trust. Capital Appreciation Fund, Money Market Portfolio, Travelers Series Fund Inc., Travelers Series Trust, Greenwich Street Series Fund, and Salomon Brothers Variable Series Funds, Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

   The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

   SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

   SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES. The operations of Fund ABD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD II. Fund ABD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

   OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

   The aggregate costs of purchases and proceeds from sales of investments were $394,642,627 and $87,756,620, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $399,565,504 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $37,923,858. Gross unrealized depreciation for all investments at December 31, 1998 was $1,768,084.

3. CONTRACT CHARGES

   Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 1.25% of the average net assets of Fund ABD II on an annual basis.

   Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund ABD II on an annual basis.

   For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

   No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $63,298 and $1,794 of contingent deferred sales charges for the years ended December 31, 1998 and 1997, respectively.

4. NET CONTRACT OWNERS' EQUITY

                                                                 DECEMBER 31, 1998
                                            ----------------------------------------------------------
                                            ACCUMULATION       ANNUITY          UNIT           NET
                                                UNITS           UNITS          VALUE         ASSETS
                                                -----           -----          -----         ------
Capital Appreciation Fund ...............    23,010,432              -         $2.046      $47,088,986

Delaware Group Premium Fund, Inc.
  REIT Series ...........................       632,612              -          0.901          570,290

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio ........     2,833,960              -          1.112        3,152,175
  Small Cap Portfolio ...................     3,051,249              -          0.871        2,657,022

Greenwich Street Series Fund
  Appreciation Portfolio ................    16,532,767              -          1.283       21,205,506
  Diversified Strategic Income Portfolio     24,817,315         21,217          1.100       27,318,181
  Total Return Portfolio ................     1,281,704              -          0.953        1,221,050

Money Market Portfolio ..................    16,762,447              -          1.070       17,933,584

Morgan Stanley Universal Funds, Inc.
  Emerging Markets Equity Portfolio .....       325,885              -          0.769          250,562
  Global Equity Portfolio ...............     2,791,215              -          0.991        2,765,352
  Mid Cap Value Portfolio ...............     3,208,568              -          1.042        3,344,218
  Value Portfolio .......................     2,812,523              -          0.880        2,475,312

                                                                       DECEMBER 31, 1998
                                                     -----------------------------------------------------
                                                     ACCUMULATION     ANNUITY        UNIT          NET
                                                         UNITS         UNITS        VALUE         ASSETS
                                                         -----         -----        -----         ------
Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Capital Fund                1,220,503        --      $    1.084   $  1,322,870
  Salomon Brothers Variable High Yield Bond Fund        2,965,625        --           0.991      2,940,363
  Salomon Brothers Variable Investors Fund              3,232,444        --           1.029      3,324,782
  Salomon Brothers Variable Strategic Bond Fund         1,887,776        --           1.037      1,957,713

The Travelers Series Trust
  Equity Income Portfolio                              25,716,424      16,909         1.484     38,184,861
  Federated High Yield Portfolio                       18,811,555        --           1.177     22,138,250
  Federated Stock Portfolio                            11,875,182      16,852         1.494     17,761,484
  Large Cap Portfolio                                  15,040,703        --           1.665     25,038,138
  Lazard International Stock Portfolio                 17,270,810        --           1.216     21,004,807
  MFS Emerging Growth Portfolio                        15,538,984        --           1.587     24,658,165
  MFS Mid Cap Growth Portfolio                            965,761        --           0.985        951,699
  MFS Research Portfolio                                  211,400        --           1.054        222,773
  Strategic Stock Portfolio                               147,123        --           0.948        139,490
  Convertible Bond Portfolio                              414,907        --           1.000        414,865
  Disciplined Mid Cap Stock Portfolio                   5,142,990        --           1.377      7,084,435
  Disciplined Small Cap Stock Portfolio                   450,528        --           0.894        402,617
  Travelers Quality Bond Portfolio                     15,435,236        --           1.131     17,460,881

Travelers Series Fund Inc.
  Alliance Growth Portfolio                            31,011,054        --           1.679     52,052,799
  MFS Total Return Portfolio                           41,999,356      18,485         1.303     54,749,547
  Putnam Diversified Income Portfolio                   3,797,291        --           1.062      4,032,690

Van Kampen Life Investment Trust
  Real Estate Securities Portfolio                        693,461        --           0.909        630,118
  Domestic Income Portfolio                               922,300        --           1.019        939,494
  Emerging Growth Portfolio                             1,147,906        --           1.204      1,381,641
  Enterprise Portfolio                                  1,807,065        --           1.083      1,957,173
  Government Portfolio                                    754,724        --           1.052        793,970
  Growth and Income Portfolio                           2,274,752        --           1.030      2,341,938
  Money Market Portfolio                                4,773,944        --           1.023      4,882,815

Warburg Pincus Trust
  Emerging Markets Portfolio                              780,839        --           0.734        572,922
                                                                                              ------------

Net Contract Owners' Equity                                                                   $439,325,538
                                                                                              ============

5. STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                        NO. OF         MARKET
                                                                          SHARES          VALUE
                                                                       -----------     -----------
CAPITAL APPRECIATION FUND (10.8%)
  Total (Cost $34,555,428)                                                 647,105     $47,070,433
                                                                       -----------     -----------

DELAWARE GROUP PREMIUM FUND, INC. (0.1%)
  REIT Series
    Total (Cost $535,303)                                                   59,915         545,228
                                                                       -----------     -----------

DREYFUS VARIABLE INVESTMENT FUND (1.3%)
  Capital Appreciation Portfolio (Cost $2,895,662)                          87,320       3,153,115
  Small Cap Portfolio (Cost $2,425,208)                                     49,104       2,647,222
                                                                       -----------     -----------
    Total (Cost $5,320,870)                                                136,424       5,800,337
                                                                       -----------     -----------

GREENWICH STREET SERIES FUND (11.4%)
  Appreciation Portfolio (Cost $19,613,953)                              1,001,720      21,196,397
  Diversified Strategic Income Portfolio (Cost $27,608,140)              2,506,273      27,318,376
    Total Return Portfolio (Cost $1,127,059)                                67,064       1,176,975
                                                                       -----------     -----------
    Total (Cost $48,349,152)                                             3,575,057      49,691,748
                                                                       -----------     -----------

MONEY MARKET PORTFOLIO (4.1%)
    Total (Cost $18,023,792)                                            18,023,792      18,023,792
                                                                       -----------     -----------

MORGAN STANLEY UNIVERSAL FUNDS, INC. (2.0%)
  Emerging Markets Equity Portfolio (Cost $276,496)                         35,251         250,638
  Global Equity Portfolio (Cost $2,716,746)                                210,517       2,766,187
  Mid Cap Value Portfolio (Cost $3,091,479)                                224,059       3,345,193
  Value Portfolio (Cost $2,624,883)                                        223,069       2,476,062
                                                                       -----------     -----------
    Total (Cost $8,709,604)                                                692,896       8,838,080
                                                                       -----------     -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.1%)
  Salomon Brothers Variable Capital Fund (Cost $1,179,938)                 112,035       1,296,241
  Salomon Brothers Variable High Yield Bond Fund (Cost $2,918,536)         293,727       2,813,905
  Salomon Brothers Variable Investors Fund (Cost $3,092,962)               300,840       3,312,246
  Salomon Brothers Variable Strategic Bond Fund (Cost $1,864,715)          179,731       1,820,677
                                                                       -----------     -----------
    Total (Cost $9,056,151)                                                886,333       9,243,069
                                                                       -----------     -----------

                                                                   NO. OF           MARKET
                                                                   SHARES            VALUE
                                                                ------------     ------------
  THE TRAVELERS SERIES TRUST (39.7%)
    Equity Income Portfolio (Cost $35,797,828)                     2,479,178     $ 38,204,137
    Federated High Yield Portfolio (Cost $21,811,018)              1,867,012       20,742,508
    Federated Stock Portfolio (Cost $16,064,812)                   1,092,617       17,110,376
    Large Cap Portfolio (Cost $21,200,327)                         1,436,972       25,046,427
    Lazard International Stock Portfolio (Cost $20,681,105)        1,613,244       20,778,583
    MFS Emerging Growth Portfolio (Cost $20,275,832)               1,462,450       24,671,539
    MFS Mid Cap Growth Portfolio (Cost $860,684)                      94,724          951,977
    MFS Research Portfolio (Cost $205,848)                            21,069          222,492
    Strategic Stock Portfolio (Cost $145,122)                         15,805          149,515
    Convertible Bond Portfolio (Cost $399,475)                        41,095          405,201
    Disciplined Mid Cap Stock Portfolio (Cost $6,364,688)            492,945        7,068,834
    Disciplined Small Cap Stock Portfolio (Cost $347,466)             45,272          401,559
    Travelers Quality Bond Portfolio (Cost $16,603,371)            1,546,946       16,645,137
                                                                ------------     ------------
      Total (Cost $160,757,576)                                   12,209,329      172,398,285
                                                                ------------     ------------

  TRAVELERS SERIES FUND INC. (25.4%)
    Alliance Growth Portfolio (Cost $45,133,566)                   1,975,839       51,984,322
    MFS Total Return Portfolio (Cost $52,279,139)                  3,213,990       54,734,248
    Putnam Diversified Income Portfolio (Cost $4,100,108)            336,182        4,034,180
                                                                ------------     ------------
      Total (Cost $101,512,813)                                    5,526,011      110,752,750
                                                                ------------     ------------

  VAN KAMPEN LIFE INVESTMENT TRUST (3.0%)
    Real Estate Securities Portfolio (Cost $646,958)                  45,807          630,308
    Domestic Income Portfolio (Cost $914,863)                        106,793          939,780
    Emerging Growth Portfolio (Cost $1,173,318)                       61,099        1,382,053
    Enterprise Portfolio (Cost $1,736,872)                            87,439        1,957,753
    Government Portfolio (Cost $777,503)                              82,817          794,212
    Growth and Income Portfolio (Cost $2,180,613)                    161,785        2,342,646
    Money Market Portfolio (Cost $4,737,707)                       4,737,707        4,737,707
                                                                ------------     ------------
      Total (Cost $12,167,834)                                     5,283,447       12,784,459
                                                                ------------     ------------

  WARBURG PINCUS TRUST (0.1%)
    Emerging Markets Portfolio
      Total (Cost $576,981)                                           69,975          573,097
                                                                ------------     ------------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $399,565,504)                                                            $435,721,278
                                                                                 ============

                       This page intentionally left blank.

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                                                                DREYFUS CAPITAL
                                             CAPITAL APPRECIATION FUND               REIT SERIES            APPRECIATION PORTFOLIO
                                          -------------------------------       ----------------------      ----------------------
                                              1998               1997               1998          1997          1998          1997
                                              ----               ----               ----          ----          ----          ----
INVESTMENT INCOME:
Dividends                                 $    649,386       $         49       $       --         $--      $     16,303       $--
                                          ------------       ------------       ------------       ---      ------------       ---

EXPENSES:
Insurance charges                              289,870             28,465              1,497        --            12,844        --
Administrative fees                             34,785              3,415                180        --             1,541        --
                                          ------------       ------------       ------------       ---      ------------       ---
    Net investment income (loss)               324,731            (31,831)            (1,677)       --             1,918        --
                                          ------------       ------------       ------------       ---      ------------       ---

REALIZED GAIN (LOSS) AND CHANGE
  IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
  investment transactions:
  Proceeds from investments sold             1,324,183            264,057             65,575        --           190,813        --
  Cost of investments sold                     976,056            229,849             72,581        --           184,507        --
                                          ------------       ------------       ------------       ---      ------------       ---

    Net realized gain (loss)                   348,127             34,208             (7,006)       --             6,306        --
                                          ------------       ------------       ------------       ---      ------------       ---

Change in unrealized gain (loss)
  on investments:
  Unrealized gain (loss) beginning
    of year                                    108,583             (2,274)              --          --              --          --
  Unrealized gain (loss) end of year        12,515,005            108,583              9,925        --           257,453        --
                                          ------------       ------------       ------------       ---      ------------       ---

    Net change in unrealized gain
      (loss) for the year                   12,406,422            110,857              9,925        --           257,453        --
                                          ------------       ------------       ------------       ---      ------------       ---

Net increase (decrease) in net
    assets resulting from operations        13,079,280            113,234              1,242        --           265,677        --
                                          ------------       ------------       ------------       ---      ------------       ---




UNIT TRANSACTIONS:
Participant purchase payments               20,450,412          7,461,215            405,397        --         2,334,030        --
Participant transfers from other
  Travelers accounts                         9,775,884            780,564            219,590        --           785,282        --
Administrative charges                          (4,258)              (254)               (16)       --               (79)       --
Contract surrenders                         (2,318,539)           (24,673)           (12,830)       --          (124,200)       --
Participant transfers to other
  Travelers accounts                        (1,958,651)          (219,539)           (43,093)       --          (108,535)       --
Other payments to participants                 (76,461)              --                 --          --              --          --
                                          ------------       ------------       ------------       ---      ------------       ---

  Net increase (decrease) in net
    assets resulting from unit
    transactions                            25,868,387          7,997,313            569,048        --         2,886,498        --
                                          ------------       ------------       ------------       ---      ------------       ---

      Net increase (decrease) in
        net assets                          38,947,667          8,110,547            570,290        --         3,152,175        --




NET ASSETS:
  Beginning of year                          8,141,319             30,772               --          --              --          --
                                          ------------       ------------       ------------       ---      ------------       ---

  End of year                             $ 47,088,986       $  8,141,319       $    570,290       $--      $  3,152,175       $--
                                          ============       ============       ============       ===      ============       ===

                                                                      DIVERSIFIED STRATEGIC
      SMALL CAP PORTFOLIO            APPRECIATION PORTFOLIO              INCOME PORTFOLIO             TOTAL RETURN PORTFOLIO
-------------------------------   ----------------------------    ----------------------------    -------------------------------
    1998             1997             1998            1997            1998            1997            1998            1997
    ----             ----             ----            ----            ----            ----            ----            ----
$     14,580    $          --     $    800,393    $    355,854    $  1,136,091    $    439,628    $      8,487    $          --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------


       6,583               --          180,136          18,249         232,330          11,064           3,755               --
         790               --           21,617           2,191          27,880           1,327             451               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------
       7,207               --          598,640         335,414         875,881         427,237           4,281               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------




      92,364               --          534,323         145,461       1,317,064          20,045         147,571               --
     109,282               --          532,263         137,642       1,401,783          19,105         164,794               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------

     (16,918)              --            2,060           7,819         (84,719)            940         (17,223)              --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------


        --                 --         (164,938)           --          (366,241)           --              --                 --
     222,014               --        1,582,444        (164,938)       (289,764)       (366,241)         49,916               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------

     222,014               --        1,747,382        (164,938)         76,477        (366,241)         49,916               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------


     212,303               --        2,348,082         178,295         867,639          61,936          36,974               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------





   1,630,807               --       11,377,650       5,398,071      16,265,550       5,145,299         991,416               --
   1,020,723               --        2,948,835         216,615       7,618,084         558,757         364,875               --
         (59)              --           (1,723)            (24)         (2,324)            (10)            (21)              --
     (27,090)              --         (288,935)        (51,747)       (723,704)        (48,830)        (39,807)              --
    (179,662)              --         (821,369)        (18,203)     (2,044,290)        (10,588)       (132,387)              --
        --                 --          (80,041)           --          (369,338)           --              --                 --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------


   2,444,719               --       13,134,417       5,544,712      20,743,978       5,644,628       1,184,076               --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------

   2,657,022               --       15,482,499       5,723,007      21,611,617       5,706,564       1,221,050               --





        --                 --        5,723,007            --         5,706,564            --              --                 --
------------    ---------------   ------------    ------------    ------------    ------------    ------------    ---------------

$  2,657,022    $          --     $ 21,205,506    $  5,723,007    $ 27,318,181    $  5,706,564    $  1,221,050    $          --
============    ===============   ============    ============    ============    ============    ============    ===============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                              EMERGING MARKETS
                                           MONEY MARKET PORTFOLIO             EQUITY PORTFOLIO        GLOBAL EQUITY PORTFOLIO
                                       -------------------------------     ----------------------     -----------------------
                                            1998             1997              1998          1997         1998          1997
                                            ----             ----              ----          ----         ----          ----
INVESTMENT INCOME:
Dividends ..........................   $    637,335      $     56,170      $      1,270      $--      $     28,358      $--
                                       ------------      ------------      ------------      ----     ------------      ----

EXPENSES:
Insurance charges ..................        162,639            13,682             1,205       --            13,316       --
Administrative fees ................         19,516             1,641               144       --             1,598       --
                                       ------------      ------------      ------------      ----     ------------      ----
    Net investment income (loss) ...        455,180            40,847               (79)      --            13,444       --
                                       ------------      ------------      ------------      ----     ------------      ----

REALIZED GAIN (LOSS) AND CHANGE
  IN UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) from
  investment transactions:
  Proceeds from investments sold ...     37,860,275         3,133,177           220,711       --            43,986       --
  Cost of investments sold .........     37,860,275         3,133,177           230,811       --            47,575       --
                                       ------------      ------------      ------------      ----     ------------      ----

    Net realized gain (loss) .......           --                --             (10,100)      --            (3,589)      --
                                       ------------      ------------      ------------      ----     ------------      ----

Change in unrealized gain (loss)
  on investments:
  Unrealized gain (loss) beginning
    of year ........................           --                --                --         --              --         --
  Unrealized gain (loss) end of year           --                --             (25,858)      --            49,441       --
                                       ------------      ------------      ------------      ----     ------------      ----

    Net change in unrealized gain
      (loss) for the year ..........           --                --             (25,858)      --            49,441       --
                                       ------------      ------------      ------------      ----     ------------      ----

Net increase (decrease) in
   net assets resulting from
   operations.......................        455,180            40,847           (36,037)      --            59,296       --
                                       ------------      ------------      ------------      ----     ------------      ----




UNIT TRANSACTIONS:
Participant purchase payments ......     23,473,107         7,368,061           261,230       --         2,260,730       --
Participant transfers from other
Travelers accounts .................     42,985,983         3,834,960            31,201       --           491,570       --
Administrative charges .............           (845)              (17)               (3)      --               (93)      --
Contract surrenders ................     (6,226,587)          (34,525)           (2,274)      --            (9,065)      --
Participant transfers to other
  Travelers accounts ...............    (48,188,615)       (5,606,057)           (3,555)      --           (32,247)      --
Other payments to participants .....       (109,825)          (58,083)             --         --            (4,839)      --
                                       ------------      ------------      ------------      ----     ------------      ----

  Net increase (decrease) in net
    assets resulting from unit
    transactions ...................     11,933,218         5,504,339           286,599       --         2,706,056       --
                                       ------------      ------------      ------------      ----     ------------      ----

    Net increase (decrease) in
      net assets ...................     12,388,398         5,545,186           250,562       --         2,765,352       --




NET ASSETS:
  Beginning of year ................      5,545,186              --                --         --              --         --
                                       ------------      ------------      ------------      ----     ------------      ----

  End of year ......................   $ 17,933,584      $  5,545,186      $    250,562      $--      $  2,765,352      $--
                                       ============      ============      ============      ====     ============      ====

                                                                    SALOMON BROTHERS VARIABLE        SALOMON BROTHERS VARIABLE
    MID CAP VALUE PORTFOLIO              VALUE PORTFOLIO                  CAPITAL FUND                  HIGH YIELD BOND FUND
------------------------------   -----------------------------   ------------------------------   ------------------------------
    1998             1997            1998            1997            1998             1997            1998            1997
    ----             ----            ----            ----            ----             ----            ----            ----
$    76,083    $          --     $    89,299    $         --     $    27,023    $          --     $   127,360    $          --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------


     13,840               --          11,152              --           5,574               --          13,786               --
      1,661               --           1,338              --             669               --           1,654               --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------
     60,582               --          76,809              --          20,780               --         111,920               --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------




     46,196               --          38,500              --         125,696               --         189,392               --
     51,374               --          42,409              --         122,201               --         194,567               --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------

     (5,178)              --          (3,909)             --           3,495               --          (5,175)              --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------

        --                --             --               --             --                --             --                --
    253,714               --        (148,821)             --         116,303               --        (104,631)              --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------

    253,714               --        (148,821)             --         116,303               --        (104,631)              --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------


    309,118               --         (75,921)             --         140,578               --           2,114               --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------





  2,802,523               --       2,132,920              --       1,184,177               --       2,993,252               --
    296,961               --         466,354              --         120,941               --         263,803               --
        (94)              --             (75)             --             (18)              --             (37)              --
    (16,313)              --         (11,301)             --            (673)              --         (66,900)              --
    (43,084)              --         (36,665)             --        (122,135)              --        (251,869)              --
     (4,893)              --            --                --            --                 --            --                 --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------


  3,035,100               --       2,551,233              --       1,182,292               --       2,938,249               --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------

  3,344,218               --       2,475,312              --       1,322,870               --       2,940,363               --



        --                --             --               --             --                --             --                --
-----------    ---------------   -----------    --------------   -----------    ---------------   -----------    ---------------

$ 3,344,218    $          --     $ 2,475,312    $         --     $ 1,322,870    $          --     $ 2,940,363    $          --
===========    ===============   ===========    ==============   ===========    ===============   ===========    ===============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                           SALOMON BROTHERS       SALOMON BROTHERS
                                                          VARIABLE INVESTORS     VARIABLE STRATEGIC
                                                                  FUND                BOND FUND           EQUITY INCOME PORTFOLIO
                                                         --------------------   --------------------   ----------------------------
                                                             1998        1997       1998        1997       1998            1997
                                                             ----        ----       ----        ----       ----            ----
INVESTMENT INCOME:
Dividends .............................................  $     13,538    $--    $     87,619    $--    $    427,384    $    389,670
                                                         ------------    ----   ------------    ----   ------------    ------------

EXPENSES:
Insurance charges .....................................        13,226     --           8,409     --         305,270          29,011
Administrative fees ...................................         1,587     --           1,009     --          36,632           3,480
                                                         ------------    ----   ------------    ----   ------------    ------------
    Net investment income (loss) ......................        (1,275)    --          78,201     --          85,482         357,179
                                                         ------------    ----   ------------    ----   ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................       139,070     --         870,843     --       1,732,606          26,960
  Cost of investments sold ............................       144,581     --         852,003     --       1,480,505          24,206
                                                         ------------    ----   ------------    ----   ------------    ------------

      Net realized gain (loss) ........................        (5,511)    --          18,840     --         252,101           2,754
                                                         ------------    ----   ------------    ----   ------------    ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............          --       --            --       --         115,204            (138)
  Unrealized gain (loss) end of year ..................       219,284     --         (44,038)    --       2,406,309         115,204
                                                         ------------    ----   ------------    ----   ------------    ------------

      Net change in unrealized gain (loss)
        for the year                                          219,284     --         (44,038)    --       2,291,105         115,342
                                                         ------------    ----   ------------    ----   ------------    ------------

Net increase (decrease) in net assets
    resulting from operations .........................       212,498     --          53,003     --       2,628,688         475,275
                                                         ------------    ----   ------------    ----   ------------    ------------




UNIT TRANSACTIONS:
Participant purchase payments .........................     2,721,329     --       1,792,778     --      20,033,589       7,881,660
Participant transfers from other Travelers accounts ...       529,577     --         150,355     --      11,589,592         721,854
Administrative charges ................................           (58)    --             (25)    --          (4,858)           (290)
Contract surrenders ...................................       (98,329)    --         (11,455)    --      (2,350,956)        (35,717)
Participant transfers to other Travelers accounts .....       (40,235)    --         (26,943)    --      (2,577,468)        (75,121)
Other payments to participants ........................          --       --            --       --        (128,463)         (3,904)
                                                         ------------    ----   ------------    ----   ------------    ------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..................     3,112,284     --       1,904,710     --      26,561,436       8,488,482
                                                         ------------    ----   ------------    ----   ------------    ------------

      Net increase (decrease) in net assets ...........     3,324,782     --       1,957,713     --      29,190,124       8,963,757




NET ASSETS:
  Beginning of year ...................................          --       --            --       --       8,994,737          30,980
                                                         ------------    ----   ------------    ----   ------------    ------------

  End of year .........................................  $  3,324,782    $--    $  1,957,713    $--    $ 38,184,861    $  8,994,737
                                                         ============    ====   ============    ====   ============    ============

          FEDERATED                                                                                        LAZARD INTERNATIONAL
     HIGH YIELD PORTFOLIO           FEDERATED STOCK PORTFOLIO            LARGE CAP PORTFOLIO                 STOCK PORTFOLIO
-----------------------------     -----------------------------     -----------------------------     -----------------------------
    1998             1997             1998             1997             1998             1997             1998             1997
    ----             ----             ----             ----             ----             ----             ----             ----
$  1,419,051     $    284,031     $    667,783     $    314,094     $  1,093,908     $    101,749     $    245,262     $     50,707
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     181,206           14,757          153,879           16,560          186,055           18,299          172,139           26,204
      21,745            1,769           18,466            1,988           22,327            2,194           20,657            3,144
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
   1,216,100          267,505          495,438          295,546          885,526           81,256           52,466           21,359
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------




   2,067,295           44,238        2,130,798           73,527          613,934           98,160       24,585,544        1,043,493
   2,033,922           40,363        1,903,540           62,166          456,601           88,795       23,623,407        1,003,736
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

      33,373            3,875          227,258           11,361          157,333            9,365          962,137           39,757
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


    (127,556)            --            (73,636)            --             92,281              155          (92,628)             160
  (1,068,510)        (127,556)       1,045,564          (73,636)       3,846,100           92,281           97,478          (92,628)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

    (940,954)        (127,556)       1,119,200          (73,636)       3,753,819           92,126          190,106          (92,788)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     308,519          143,824        1,841,896          233,271        4,796,678          182,747        1,204,709          (31,672)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------





  12,986,976        4,721,314        9,240,699        4,420,238        9,904,301        5,388,734        9,057,392        5,996,268
   7,547,219          543,294        4,993,546          344,776        5,994,492          676,048       31,837,817        4,048,439
      (1,890)            (116)          (1,938)             (51)          (2,404)            (129)          (2,656)            (196)
    (527,063)         (17,687)      (1,694,704)         (26,282)        (408,836)         (15,178)        (291,099)         (15,452)
  (3,171,867)        (181,429)      (1,526,533)         (67,921)      (1,130,981)        (243,335)     (26,977,783)      (3,767,320)
    (208,873)          (3,971)           4,487             --           (111,978)            --            (59,497)            --
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


  16,624,502        5,061,405       11,015,557        4,670,760       14,244,594        5,806,140       13,564,174        6,261,739
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

  16,933,021        5,205,229       12,857,453        4,904,031       19,041,272        5,988,887       14,768,883        6,230,067





   5,205,229             --          4,904,031             --          5,996,866            7,979        6,235,924            5,857
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$ 22,138,250     $  5,205,229     $ 17,761,484     $  4,904,031     $ 25,038,138     $  5,996,866     $ 21,004,807     $  6,235,924
============     ============     ============     ============     ============     ============     ============     ============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                       MFS MID CAP
                                           MFS EMERGING GROWTH PORTFOLIO            GROWTH PORTFOLIO         MFS RESEARCH PORTFOLIO
                                          -------------------------------       -----------------------     -----------------------
                                              1998               1997               1998           1997         1998           1997
                                              ----               ----               ----           ----         ----           ----
INVESTMENT INCOME:
Dividends .............................   $       --         $     83,370       $       --         $--      $        348       $--
                                          ------------       ------------       ------------       ---      ------------       ---

EXPENSES:
Insurance charges .....................        175,935             17,941              2,866        --             1,110        --
Administrative fees ...................         21,112              2,154                344        --               133        --
                                          ------------       ------------       ------------       ---      ------------       ---
      Net investment income (loss) ....       (197,047)            63,275             (3,210)       --              (895)       --
                                          ------------       ------------       ------------       ---      ------------       ---

REALIZED GAIN (LOSS) AND CHANGE
  IN UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ......        732,646            193,453            140,288        --             2,451        --
  Cost of investments sold ............        586,059            174,443            147,156        --             2,462        --
                                          ------------       ------------       ------------       ---      ------------       ---

    Net realized gain (loss) ..........        146,587             19,010             (6,868)       --               (11)       --
                                          ------------       ------------       ------------       ---      ------------       ---

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning
    of year ...........................           (409)              (764)              --          --              --          --
  Unrealized gain (loss) end of year ..      4,395,707               (409)            91,293        --            16,644        --
                                          ------------       ------------       ------------       ---      ------------       ---

    Net change in unrealized gain
      (loss) for the year .............      4,396,116                355             91,293        --            16,644        --
                                          ------------       ------------       ------------       ---      ------------       ---

Net increase (decrease) in net
    assets resulting from operations ..      4,345,656             82,640             81,215        --            15,738        --
                                          ------------       ------------       ------------       ---      ------------       ---




UNIT TRANSACTIONS:
Participant purchase payments .........     10,684,830          4,540,338            621,610        --           174,947        --
Participant transfers from other
  Travelers accounts ..................      6,271,344            553,724            297,833        --            33,235        --
Administrative charges ................         (2,464)              (111)                (8)       --               (15)       --
Contract surrenders ...................       (332,900)            (7,543)           (21,102)       --               (96)       --
Participant transfers to other
  Travelers accounts ..................     (1,355,078)          (145,145)           (27,849)       --            (1,036)       --
Other payments to participants ........         (9,145)              --                 --          --              --          --
                                          ------------       ------------       ------------       ---      ------------       ---

  Net increase (decrease) in net
    assets resulting from unit
      transactions ....................     15,256,587          4,941,263            870,484        --           207,035        --
                                          ------------       ------------       ------------       ---      ------------       ---

    Net increase (decrease) in
      net assets ......................     19,602,243          5,023,903            951,699        --           222,773        --




NET ASSETS:
  Beginning of year ...................      5,055,922             32,019               --          --              --          --
                                          ------------       ------------       ------------       ---      ------------       ---

  End of year .........................   $ 24,658,165       $  5,055,922       $    951,699       $--      $    222,773       $--
                                          ============       ============       ============       ===      ============       ===

                                                                         DISCIPLINED MID CAP              DISCIPLINED SMALL CAP
   STRATEGIC STOCK PORTFOLIO         CONVERTIBLE BOND PORTFOLIO            STOCK PORTFOLIO                   STOCK PORTFOLIO
-------------------------------    ------------------------------    ---------------------------     -------------------------------
    1998             1997              1998            1997              1998            1997           1998             1997
    ----             ----              ----            ----              ----            ----           ----             ----
$     1,827     $          --      $     9,789     $         --      $    77,730     $   137,538     $     1,177     $          --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------


        648                --            1,205               --           55,554           5,399           1,599                --
         78                --              145               --            6,667             648             192                --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------
      1,101                --            8,439               --           15,509         131,491            (614)               --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------




     26,106                --           48,432               --          482,095          24,428          97,356                --
     26,996                --           48,570               --          478,820          20,833         130,787                --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------

       (890)               --             (138)              --            3,275           3,595         (33,431)               --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------


       --                  --             --                 --          (40,622)           --              --                  --
      4,393                --            5,726               --          704,146         (40,622)         54,093                --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------

      4,393                --            5,726               --          744,768         (40,622)         54,093                --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------


      4,604                --           14,027               --          763,552          94,464          20,048                --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------





    103,291                --          231,595               --        3,244,520       1,510,278         218,628                --
     60,067                --          182,154               --        1,877,665         421,291         163,991                --
         (3)               --               (7)              --             (486)            (10)             (8)               --
    (12,807)               --              (45)              --         (156,396)         (7,241)            (42)               --
    (15,662)               --          (12,859)              --         (605,788)        (25,097)           --                  --
       --                  --             --                 --          (32,317)           --              --                  --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------


    134,886                --          400,838               --        4,327,198       1,899,221         382,569                --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------

    139,490                --          414,865               --        5,090,750       1,993,685         402,617                --





       --                  --             --                 --        1,993,685            --              --                  --
-----------     ---------------    -----------     --------------    -----------     -----------     -----------     ---------------

$   139,490     $          --      $   414,865     $         --      $ 7,084,435     $ 1,993,685     $   402,617     $          --
===========     ===============    ===========     ==============    ===========     ===========     ===========     ===============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                               TRAVELERS QUALITY BOND
                                                    PORTFOLIO              ALLIANCE GROWTH PORTFOLIO     MFS TOTAL RETURN PORTFOLIO
                                            ---------------------------   ---------------------------   ----------------------------
                                                1998           1997           1998           1997           1998           1997
                                                ----           ----           ----           ----           ----           ----
INVESTMENT INCOME:
Dividends ................................  $    720,081   $    138,598   $  1,829,359   $       --     $  1,558,787   $       --
                                            ------------   ------------   ------------   ------------   ------------   ------------

EXPENSES:
Insurance charges ........................       134,427         12,826        375,582         31,193        438,988         31,301
Administrative fees ......................        16,131          1,539         45,070          3,746         52,679          3,757
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income (loss) .........       569,523        124,233      1,408,707        (34,939)     1,067,120        (35,058)
                                            ------------   ------------   ------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold .........     1,426,652        160,989      5,912,385        210,160      1,399,138         78,777
  Cost of investments sold ...............     1,348,228        158,517      5,298,727        166,527      1,234,969         73,905
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net realized gain (loss) .............        78,424          2,472        613,658         43,633        164,169          4,872
                                            ------------   ------------   ------------   ------------   ------------   ------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of year       (55,076)        (2,661)       524,679             (2)       416,951           --
  Unrealized gain (loss) end of year .....        41,766        (55,076)     6,850,756        524,679      2,455,109        416,951
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net change in unrealized gain (loss)
      for the year .......................        96,842        (52,415)     6,326,077        524,681      2,038,158        416,951
                                            ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
    resulting from operations ............       744,789         74,290      8,348,442        533,375      3,269,447        386,765
                                            ------------   ------------   ------------   ------------   ------------   ------------




UNIT TRANSACTIONS:
Participant purchase payments ............    10,555,963      3,060,715     24,721,814      9,788,986     29,032,693     10,338,758
Participant transfers from other
  Travelers accounts .....................     5,567,605        571,068     18,127,293        853,627     15,234,912      1,163,196
Administrative charges ...................          (962)           (43)        (4,656)          (141)        (5,778)          (198)
Contract surrenders ......................      (381,335)        (6,040)    (1,421,861)       (34,970)    (1,545,201)       (45,021)
Participant transfers to other
  Travelers accounts .....................    (2,325,360)      (473,262)    (8,525,339)      (246,948)    (2,670,876)       (48,649)
Other payments to participants ...........       (17,824)        (4,013)       (89,156)          --         (352,586)        (7,915)
                                            ------------   ------------   ------------   ------------   ------------   ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....    13,398,087      3,148,425     32,808,095     10,360,554     39,693,164     11,400,171
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     14,142,876      3,222,715     41,156,537     10,893,929     42,962,611     11,786,936




NET ASSETS:
  Beginning of year ......................     3,318,005         95,290     10,896,262          2,333     11,786,936           --
                                            ------------   ------------   ------------   ------------   ------------   ------------

  End of year ............................  $ 17,460,881   $  3,318,005   $ 52,052,799   $ 10,896,262   $ 54,749,547   $ 11,786,936
                                            ============   ============   ============   ============   ============   ============

      PUTNAM DIVERSIFIED                  REAL ESTATE
       INCOME PORTFOLIO              SECURITIES PORTFOLIO           DOMESTIC INCOME PORTFOLIO           EMERGING GROWTH PORTFOLIO
---------------------------     ------------------------------    -------------------------------    -------------------------------
    1998            1997            1998            1997              1998             1997              1998             1997
    ----            ----            ----            ----              ----             ----              ----             ----
$    95,821     $      --       $      --       $         --      $      --       $          --      $      --       $          --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------


     29,933           5,638           3,070               --            3,763                --            5,346                --
      3,592             677             368               --              452                --              641                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------
     62,296          (6,315)         (3,438)              --           (4,215)               --           (5,987)               --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------




    317,244           4,956          18,941               --          162,991                --           43,146                --
    301,769           4,869          21,662               --          162,244                --           43,824                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------

     15,475              87          (2,721)              --              747                --             (678)               --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------


     41,520            (152)           --                 --             --                  --             --                  --
    (65,928)         41,520         (16,650)              --           24,917                --          208,735                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------

   (107,448)         41,672         (16,650)              --           24,917                --          208,735                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------


    (29,677)         35,444         (22,809)              --           21,449                --          202,070                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------





  1,847,458       1,088,326         604,109               --        1,017,236                --        1,060,781                --
  1,493,786          88,094          64,966               --           68,934                --          141,971                --
       (544)            (71)            (12)              --               (5)               --              (19)               --
   (166,521)         (2,684)         (7,413)              --          (51,190)               --           (3,012)               --
   (323,542)           (702)         (8,723)              --         (116,930)               --          (20,150)               --
         --              --              --               --               --                --               --                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------


  2,850,637       1,172,963         652,927               --          918,045                --        1,179,571                --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------

  2,820,960       1,208,407         630,118               --          939,494                --        1,381,641                --





  1,211,730           3,323            --                 --             --                  --             --                  --
-----------     -----------     -----------     --------------    -----------     ---------------    -----------     ---------------

$ 4,032,690     $ 1,211,730     $   630,118     $         --      $   939,494     $          --      $ 1,381,641     $          --
===========     ===========     ===========     ==============    ===========     ===============    ===========     ===============

6. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                                                  GROWTH AND
                                                           ENTERPRISE PORTFOLIO     GOVERNMENT PORTFOLIO       INCOME PORTFOLIO
                                                          ---------------------    ---------------------    ---------------------
                                                              1998         1997        1998         1997        1998         1997
                                                              ----         ----        ----         ----        ----         ----
INVESTMENT INCOME:
Dividends .............................................   $      --        $--     $      --        $--     $      --        $--
                                                          -----------      ---     -----------      ---     -----------      ---

EXPENSES:
Insurance charges .....................................         6,895       --           3,133       --           9,395       --
Administrative fees ...................................           828       --             376       --           1,128       --
                                                          -----------      ---     -----------      ---     -----------      ---
    Net investment income (loss) ......................        (7,723)      --          (3,509)      --         (10,523)      --
                                                          -----------      ---     -----------      ---     -----------      ---

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................        87,352       --          50,195       --         105,400       --
  Cost of investments sold ............................        96,592       --          49,536       --         110,239       --
                                                          -----------      ---     -----------      ---     -----------      ---

    Net realized gain (loss) ..........................        (9,240)      --             659       --          (4,839)      --
                                                          -----------      ---     -----------      ---     -----------      ---

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............          --         --            --         --            --         --
  Unrealized gain (loss) end of year ..................       220,881       --          16,709       --         162,033       --
                                                          -----------      ---     -----------      ---     -----------      ---

    Net change in unrealized gain (loss) for the year .       220,881       --          16,709       --         162,033       --
                                                          -----------      ---     -----------      ---     -----------      ---

  Net increase (decrease) in net assets
    resulting from operations .........................       203,918       --          13,859       --         146,671       --
                                                          -----------      ---     -----------      ---     -----------      ---




UNIT TRANSACTIONS:
Participant purchase payments .........................     1,590,891       --         723,786       --       2,011,625       --
Participant transfers from other Travelers accounts ...       264,873       --         107,728       --         282,122       --
Administrative charges ................................           (27)      --             (11)      --             (44)      --
Contract surrenders ...................................        (2,731)      --         (51,392)      --         (18,162)      --
Participant transfers to other Travelers accounts .....       (99,751)      --            --         --         (80,274)      --
Other payments to participants ........................          --         --            --         --            --         --
                                                          -----------      ---     -----------      ---     -----------      ---

  Net increase (decrease) in net assets
    resulting from unit transactions ..................     1,753,255       --         780,111       --       2,195,267       --
                                                          -----------      ---     -----------      ---     -----------      ---

    Net increase (decrease) in net assets .............     1,957,173       --         793,970       --       2,341,938       --




NET ASSETS:
  Beginning of year ...................................          --         --            --         --            --         --
                                                          -----------      ---     -----------      ---     -----------      ---

  End of year .........................................   $ 1,957,173      $--     $   793,970      $--     $ 2,341,938      $--
                                                          ===========      ===     ===========      ===     ===========      ===

 VAN KAMPEN MONEY MARKET PORTFOLIO             EMERGING MARKETS PORTFOLIO                         COMBINED
------------------------------------       -----------------------------------       ----------------------------------
     1998                 1997                 1998                  1997                 1998                 1997
     ----                 ----                 ----                  ----                 ----                 ----
$      85,351        $          --         $       4,860        $         --         $  11,951,643        $   2,351,458
-------------        ---------------       -------------        --------------       -------------        -------------


       21,758                   --                 2,092                  --             3,242,010              280,589
        2,611                   --                   251                  --               389,045               33,670
-------------        ---------------       -------------        --------------       -------------        -------------
       60,982                   --                 2,517                  --             8,320,588            2,037,199
-------------        ---------------       -------------        --------------       -------------        -------------




    2,354,130                   --                12,933                  --            87,756,620            5,521,881
    2,354,130                   --                17,067                  --            84,944,874            5,338,133
-------------        ---------------       -------------        --------------       -------------        -------------

         --                     --                (4,134)                 --             2,811,746              183,748
-------------        ---------------       -------------        --------------       -------------        -------------


         --                     --                  --                    --               378,112               (5,676)
         --                     --                (3,884)                 --            36,155,774              378,112
-------------        ---------------       -------------        --------------       -------------        -------------

         --                     --                (3,884)                 --            35,777,662              383,788
-------------        ---------------       -------------        --------------       -------------        -------------


       60,982                   --                (5,501)                 --            46,909,996            2,604,735
-------------        ---------------       -------------        --------------       -------------        -------------





    6,927,272                   --               445,398                  --           250,118,712           84,108,261
      278,431                   --               136,683                  --           180,688,277           15,376,307
          (17)                  --                    (6)                 --               (38,546)              (1,661)
     (242,714)                  --                  (223)                 --           (19,665,803)            (373,590)
   (2,100,494)                  --                (3,429)                 --          (107,711,107)         (11,129,316)
      (40,645)                  --                  --                    --            (1,691,394)             (77,886)
-------------        ---------------       -------------        --------------       -------------        -------------


    4,821,833                   --               578,423                  --           301,700,139           87,902,115
-------------        ---------------       -------------        --------------       -------------        -------------

    4,882,815                   --               572,922                  --           348,610,135           90,506,850





         --                     --                  --                    --            90,715,403              208,553
-------------        ---------------       -------------        --------------       -------------        -------------

$   4,882,815        $          --         $     572,922        $         --         $ 439,325,538        $  90,715,403
=============        ===============       =============        ==============       =============        =============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                                                                  DREYFUS CAPITAL
                                                   CAPITAL APPRECIATION FUND              REIT SERIES         APPRECIATION PORTFOLIO
                                                 -----------------------------       ---------------------    ---------------------
                                                    1998              1997              1998          1997        1998         1997
                                                    ----              ----              ----          ----        ----         ----
Accumulation and annuity units
  beginning of year .........................      6,344,051            29,824              --         --            --         --
Accumulation units purchased and
  transferred from other Travelers accounts .     19,419,628         6,511,656           692,530       --       3,057,697       --
Accumulation units redeemed and
  transferred to other Travelers accounts ...     (2,753,247)         (197,429)          (59,918)      --        (223,737)      --
Annuity units ...............................           --                --                --         --            --         --
                                                 -----------       -----------       -----------       --     -----------       --
Accumulation and annuity units
  end of year ...............................     23,010,432         6,344,051           632,612       --       2,833,960       --
                                                 ===========       ===========       ===========       ==     ===========       ==


                                                                                                        DIVERSIFIED STRATEGIC
                                               SMALL CAP PORTFOLIO      APPRECIATION PORTFOLIO             INCOME PORTFOLIO
                                               -------------------   ---------------------------     ---------------------------
                                                   1998       1997       1998            1997            1998            1997
                                                   ----       ----       ----            ----            ----            ----
Accumulation and annuity units
  beginning of year .........................         --       --      5,241,524            --         5,444,154            --
Accumulation units purchased and
  transferred from other Travelers accounts .    3,305,330     --     12,327,036       5,307,122      22,318,744       5,501,153
Accumulation units redeemed and
  transferred to other Travelers accounts ...     (254,081)    --     (1,035,793)        (65,598)     (2,945,583)        (56,999)
Annuity units ...............................         --       --           --              --            21,217            --
                                               -----------     --    -----------     -----------     -----------     -----------
Accumulation and annuity units
  end of year ...............................    3,051,249     --     16,532,767       5,241,524      24,838,532       5,444,154
                                               ===========     ==    ===========     ===========     ===========     ===========


                                                                                                                EMERGING MARKETS
                                                TOTAL RETURN PORTFOLIO         MONEY MARKET PORTFOLIO           EQUITY PORTFOLIO
                                                ----------------------     -----------------------------    ------------------------
                                                    1998          1997        1998              1997          1998              1997
                                                    ----          ----        ----              ----          ----              ----
Accumulation and annuity units
  beginning of year .........................          --          --        5,369,177              --          --               --
Accumulation units purchased and
  transferred from other Travelers accounts .     1,471,725        --       63,309,706        10,919,884     334,287             --
Accumulation units redeemed and
  transferred to other Travelers accounts ...      (190,021)       --      (51,916,436)       (5,550,707)     (8,402)            --
Annuity units ...............................          --          --             --                --          --               --
                                                -----------        --      -----------       -----------    --------             --
Accumulation and annuity units
  end of year ...............................     1,281,704        --       16,762,447         5,369,177     325,885             --
                                                ===========        ==      ===========       ===========    ========             ==

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                               GLOBAL EQUITY PORTFOLIO    MID CAP VALUE PORTFOLIO        VALUE PORTFOLIO
                                               -----------------------    -----------------------     ----------------------
                                                  1998            1997        1998           1997         1998          1997
                                                  ----            ----        ----           ----         ----          ----
Accumulation and annuity units
  beginning of year .........................        --            --           --            --            --           --
Accumulation units purchased and
  transferred from other Travelers accounts .   2,844,512          --      3,284,830          --       2,873,153         --
Accumulation units redeemed and
  transferred to other Travelers accounts ...     (53,297)         --        (76,262)         --         (60,630)        --
Annuity units ...............................        --            --           --            --            --           --
                                               ----------          --     ----------          --      ----------         --
Accumulation and annuity units
  end of year ...............................   2,791,215          --      3,208,568          --       2,812,523         --
                                               ==========          ==     ==========          ==      ==========         ==


                                               SALOMON BROTHERS VARIABLE     SALOMON BROTHERS VARIABLE   SALOMON BROTHERS VARIABLE
                                                     CAPITAL FUND               HIGH YIELD BOND FUND           INVESTORS FUND
                                               -------------------------     -------------------------   -------------------------
                                                    1998            1997        1998              1997      1998              1997
                                                    ----            ----        ----              ----      ----              ----
Accumulation and annuity units
  beginning of year .........................        --              --            --              --          --              --
Accumulation units purchased and
  transferred from other Travelers accounts .   1,343,468            --       3,295,172            --     3,379,513            --
Accumulation units redeemed and
  transferred to other Travelers accounts ...    (122,965)           --        (329,547)           --      (147,069)           --
Annuity units ...............................        --              --            --              --          --              --
                                               ----------            --      ----------            --    ----------            --
Accumulation and annuity units
  end of year ...............................   1,220,503            --       2,965,625            --     3,232,444            --
                                               ==========            ==      ==========            ==    ==========            ==


                                                SALOMON BROTHERS
                                               VARIABLE STRATEGIC                                          FEDERATED HIGH
                                                     BOND FUND        EQUITY INCOME PORTFOLIO              YIELD PORTFOLIO
                                             ---------------------   ---------------------------     ---------------------------
                                                 1998         1997       1998            1997            1998            1997
                                                 ----         ----       ----            ----            ----            ----
Accumulation and annuity units
  beginning of year .......................         --         --      6,719,150          30,196       4,566,993            --
Accumulation units purchased and
  transferred from other Travelers accounts    1,925,631       --     22,606,518       6,782,186      17,610,463       4,749,195
Accumulation units redeemed and
  transferred to other Travelers accounts .      (37,855)      --     (3,609,244)        (93,232)     (3,365,901)       (182,202)
Annuity units .............................         --         --         16,909            --              --              --
                                             -----------       --    -----------     -----------     -----------     -----------
Accumulation and annuity units
  end of year .............................    1,887,776       --     25,733,333       6,719,150      18,811,555       4,566,993
                                             ===========       ==    ===========     ===========     ===========     ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                                        LAZARD INTERNATIONAL
                                             FEDERATED STOCK PORTFOLIO      LARGE CAP PORTFOLIO           STOCK PORTFOLIO
                                             -------------------------   -------------------------   -------------------------
                                                 1998           1997          1998         1997          1998          1997
                                                 ----           ----          ----         ----          ----          ----
Accumulation and annuity units
  beginning of year .......................    3,816,999          --       4,815,858         7,800     5,694,288         5,702
Accumulation units purchased and
  transferred from other Travelers
    accounts ..............................   10,369,275     3,893,039    11,382,125     5,023,099    34,619,471     9,158,729
Accumulation units redeemed and
  transferred to other Travelers
    accounts ..............................   (2,311,092)      (76,040)   (1,157,280)     (215,041)  (23,042,949)   (3,470,143)
Annuity units .............................       16,852          --            --            --            --            --
                                             -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year .............................   11,892,034     3,816,999    15,040,703     4,815,858    17,270,810     5,694,288
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                                                       MFS MID CAP
                                                MFS EMERGING GROWTH PORTFOLIO        GROWTH PORTFOLIO      MFS RESEARCH PORTFOLIO
                                                -----------------------------   ----------------------     ----------------------
                                                    1998             1997           1998          1997         1998          1997
                                                    ----             ----           ----          ----         ----          ----
Accumulation and annuity units
  beginning of year .......................       4,218,974           31,886           --          --            --           --
Accumulation units purchased and
  transferred from other Travelers
    accounts ..............................      12,610,230        4,324,494      1,029,103        --         212,507         --
Accumulation units redeemed and
  transferred to other Travelers
    accounts ..............................      (1,290,220)        (137,406)       (63,342)       --          (1,107)        --
Annuity units .............................            --               --             --          --            --           --
                                                -----------      -----------    -----------        --     -----------         --
Accumulation and annuity units
  end of year .............................      15,538,984        4,218,974        965,761        --         211,400         --
                                                ===========      ===========    ===========        ==     ===========         ==


                                                                               CONVERTIBLE                    DISCIPLINED
                                              STRATEGIC STOCK PORTFOLIO       BOND PORTFOLIO             MID CAP STOCK PORTFOLIO
                                              -------------------------  -----------------------      ----------------------------
                                                   1998        1997       1998              1997         1998              1997
                                                   ----        ----       ----              ----         ----              ----
Accumulation and annuity units
  beginning of year .......................       --            --           --              --        1,668,733              --
Accumulation units purchased and
  transferred from other Travelers accounts    177,120          --        428,175            --        4,138,168         1,696,027
Accumulation units redeemed and
  transferred to other Travelers accounts .    (29,997)         --        (13,268)           --         (663,911)          (27,294)
Annuity units .............................       --            --           --              --             --                --
                                              --------          --       --------            --       ----------        ----------
Accumulation and annuity units
  end of year .............................    147,123          --        414,907            --        5,142,990         1,668,733
                                              ========          ==       ========            ==       ==========        ==========

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                    DISCIPLINED SMALL         TRAVELERS QUALITY
                                                   CAP STOCK PORTFOLIO          BOND PORTFOLIO            ALLIANCE GROWTH PORTFOLIO
                                                   -------------------   ---------------------------     ---------------------------
                                                      1998        1997        1998           1997            1998           1997
                                                      ----        ----        ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ...........................            --       --      3,137,736         95,203       8,259,362          2,250
Accumulation units purchased and
  transferred from other Travelers accounts ...       450,591       --     14,755,637      3,506,875      29,810,420      8,477,800
Accumulation units redeemed and
  transferred to other Travelers accounts .....           (63)      --     (2,458,137)      (464,342)     (7,058,728)      (220,688)
Annuity units .................................            --       --             --             --              --             --
                                                   ----------     ----    -----------     ----------     -----------     ----------
Accumulation and annuity units
  end of year .................................       450,528       --     15,435,236      3,137,736      31,011,054      8,259,362
                                                   ==========     ====    ===========     ==========     ===========     ==========


                                                                                       PUTNAM DIVERSIFIED           REAL ESTATE
                                                       MFS TOTAL RETURN PORTFOLIO       INCOME PORTFOLIO        SECURITIES PORTFOLIO
                                                       --------------------------    ----------------------     --------------------
                                                          1998           1997           1998         1997           1998        1997
                                                          ----           ----           ----         ----           ----        ----
    Accumulation and annuity units
      beginning of year ...........................     9,959,634             --     1,132,608        3,300              --       --
    Accumulation units purchased and
      transferred from other Travelers accounts ...    35,743,753     10,047,483     3,122,465    1,132,613         712,380       --
    Accumulation units redeemed and
      transferred to other Travelers accounts .....    (3,704,031)       (87,849)     (457,782)      (3,305)        (18,919)      --
    Annuity units .................................        18,485             --            --           --              --       --
                                                       ----------     ----------     ---------    ---------     -----------     ----
    Accumulation and annuity units
      end of year .................................    42,017,841      9,959,634     3,797,291    1,132,608         693,461       --
                                                       ==========     ==========     =========    =========     ===========     ====


                                                     DOMESTIC INCOME        EMERGING GROWTH
                                                        PORTFOLIO              PORTFOLIO         ENTERPRISE PORTFOLIO
                                                   -------------------    -------------------    --------------------
                                                      1998        1997       1998        1997       1998        1997
                                                      ----        ----       ----        ----       ----        ----
Accumulation and annuity units
  beginning of year ...........................            --       --            --       --            --       --
Accumulation units purchased and
  transferred from other Travelers accounts ...     1,090,541       --     1,172,534       --     1,919,553       --
Accumulation units redeemed and
  transferred to other Travelers accounts .....      (168,241)      --       (24,628)      --      (112,488)      --
Annuity units .................................            --       --            --       --            --       --
                                                   ----------     ----    ----------     ----    ----------     ----
Accumulation and annuity units
  end of year .................................       922,300       --     1,147,906       --     1,807,065       --
                                                   ==========     ====    ==========     ====    ==========     ====

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                               GROWTH AND INCOME       VAN KAMPEN MONEY
                                                       GOVERNMENT PORTFOLIO        PORTFOLIO           MARKET PORTFOLIO
                                                       --------------------   -------------------    -------------------
                                                          1998        1997       1998        1997       1998        1997
                                                          ----        ----       ----        ----       ----        ----
    Accumulation and annuity units
      beginning of year ...........................            --       --            --       --            --       --
    Accumulation units purchased and
      transferred from other Travelers accounts ...       805,366       --     2,380,623       --     7,128,613       --
    Accumulation units redeemed and
      transferred to other Travelers accounts .....       (50,642)      --      (105,871)      --    (2,354,669)      --
    Annuity units .................................            --       --            --       --            --       --
                                                       ----------     ----    ----------     ----    ----------     ----
    Accumulation and annuity units
      end of year .................................       754,724       --     2,274,752       --     4,773,944       --
                                                       ==========     ====    ==========     ====    ==========     ====


                                                                   EMERGING MARKETS PORTFOLIO                  COMBINED
                                                                 -------------------------------     ----------------------------
                                                                     1998               1997             1998             1997
                                                                     ----               ----             ----             ----
Accumulation and annuity units
  beginning of year ........................................              --                  --       76,389,241         206,161
Accumulation units purchased and
  transferred from other Travelers accounts ................         785,570                  --      360,244,163      87,031,355
Accumulation units redeemed and
  transferred to other Travelers accounts ..................          (4,731)                 --     (112,282,084)    (10,848,275)
Annuity units ..............................................              --                  --           73,463              --
                                                                 -----------        ------------     ------------     -----------
Accumulation and annuity units
  end of year ..............................................         780,839                  --      324,424,783      76,389,241
                                                                 ===========        ============     ============     ===========

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
The Travelers Fund ABD II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD II for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD II for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut




This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD II for Variable Annuities or Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.




FNDABDII (Annual) (12-98) Printed in U.S.A.